Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Employee benefit expenses

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Salaries	4,628,039	5,114,790	4,937,591
Directors’ remuneration	18,456	26,266	28,229
Labor and health insurance	406,111	422,106	396,796
Pension	201,567	194,173	189,489
Share-based payments	41,043	822	—
Other personnel expenses	311,617	317,616	458,122

	5,606,833	6,075,773	6,010,227

a)
In accordance with the Company’s Articles of Incorporation, employees’ compensation is based on the current year’s earnings, which should first be used to cover accumulated deficits, if any, and then 10% of the remaining balance distributed as employees’ compensation, including distributions to certain qualifying employees in affiliate companies, and no more than 0.5% as directors’ remuneration. Subject to the Board of Directors’ approval, employees’ compensation may be made by way of cash or share issuance. Distribution of employees’ compensation and directors’ remuneration shall be presented and reported in the subsequent shareholders’ meeting.

b)
Based on profit distributable as of the end of reporting period, for the years ended December 31, 2018, 2019 and 2020, the employees’ compensation were accrued at NT$199,027 thousand, NT$338,356 thousand and NT$332,080 thousand, respectively; the directors’ remuneration were accrued at NT$9,951 thousand, NT$16,918 thousand and NT$16,604 thousand, respectively.

c)	For the year of 2019, employees’ compensation and directors’ remuneration recognized were consistent with the amounts resolved in the Board of Directors’ meetings.